UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22831

TCG Financial Series Trust VI

 (Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

 (Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla, Esq.

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

(614) 469-3200

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

TCG Primary Liquidity Money Market Fund
Schedule of Investments
September 30, 2016

Security Description	Location of Investment	Coupon/Yield	Maturity/Demand Date	Principal Amount or Shares	Fair Value

BANK DEPOSITS - 94.05%
1st State Bank *	Michigan	0.65%	10/7/2016	$ 34	$ 34
Access National Bank *	Virginia	0.75%	10/7/2016	$ 245,000	$ 245,000
Amagamated Bank *	New York	0.75%	10/7/2016	$ 245,000	$ 245,000
Amaglamated Bank *	New York	0.65%	10/7/2016	54,620	54,620
American Plus Bank N.A. *	California	1.00%	10/7/2016	247,333	247,333
Atlantic Coast Bank *	Georgia	0.75%	10/7/2016	99,994	99,994
Banco do Brasil Americas *	Florida	0.25%	10/7/2016	1,035	1,035
Banesco USA *	Florida	1.00%	10/1/2016	247,940	247,940
Bank of Commerce *	Oklahoma	0.50%	10/7/2016	245,447	245,447
Bank of Dundee *	Kentucky	80.00%	10/7/2016	245,991	245,991
Bank of Internet *	California	0.80%	10/7/2016	245,785	245,785
Bank of Santa Clarita *	California	0.75%	10/7/2016	246,528	246,528
Bank of Sprinfield *	California	0.65%	10/7/2016	245,040	245,040
Bank of the Cascades *	Oregon	0.75%	10/7/2016	249,500	249,500
Bank of the Ozarks *	Arkansas	0.60%	10/7/2016	245,523	245,523
BankUnited, FSB *	Florida	0.74%	10/7/2016	246,815	246,815
BBVA Compass *	Alabama	0.20%	10/7/2016	100,074	100,074
Blackhawk Bank *	Wisconsin	0.55%	10/7/2016	246,480	246,480
BOKF, National Association *	Wisconsin	0.65%	10/7/2016	245,131	245,131
California Republic Bank *	California	0.90%	10/7/2016	245,181	245,181
Capital Bank of New Jersey *	New Jersey	0.90%	10/7/2016	245,181	245,181
CapStar Bank *	Tennessee	0.90%	10/7/2016	245,181	245,181
Centennial Bank *	Florida	0.61%	10/7/2016	245,553	245,553
Central Bank Illinois *	Illinois	0.75%	10/7/2016	249,500	249,500
Central Bank of St. Louis *	Missouri	0.75%	10/7/2016	245,000	245,000
CIT Bank *	California	0.55%	10/7/2016	145,810	145,810
City Bank Texas *	Texas	0.75%	10/7/2016	249,500	249,500
Coastal Community Bank *	Washington	0.70%	10/7/2016	246,084	246,084
Coconut Grove Bank *	Florida	0.50%	10/7/2016	245,480	245,480
Columbia Bank *	Washington	0.75%	10/7/2016	249,500	249,500
Comenity Bank *	Delaware	0.75%	10/7/2016	249,500	249,500
Comenity Capital Bank *	Utah	0.75%	10/7/2016	249,500	249,500
Commercial Bank of California *	California	0.50%	10/7/2016	246,190	246,190

Community Bank, Coast *	California	0.90%	10/7/2016	245,181	245,181
Coulee Bank *	Wisconsin	0.65%	10/7/2016	245,131	245,131
Dubuque Bank & Trust Co. *	Iowa	0.90%	10/7/2016	245,181	245,181
East Boston Savings Bank *	Massachusetts	0.75%	10/7/2016	249,500	249,500
Embassy National Bank *	Georgia	0.90%	10/7/2016	246,884	246,884
Encore Bank N.A.*	Florida	0.50%	10/7/2016	246,170	246,170
Enterprise Bank and Trust *	Missouri	0.50%	10/7/2016	102,878	102,878
Enterprise Bank and Trust Company*	Massachusetts	0.75%	10/7/2016	249,500	249,500
EverBank *	Florida	0.46%	10/7/2016	246,812	246,812
Farmers & Merchants Bank *	Nebraska	0.90%	10/7/2016	245,181	245,181
Farmers State Bank *	Georgia	0.70%	10/7/2016	245,609	245,609
Farmers State Bank Spencer *	Nebraska	0.70%	10/7/2016	245,678	245,678
Fidelity Bank Georgia *	Georgia	0.60%	10/7/2016	246,105	246,105
First American Bank *	Illinois	0.35%	10/7/2016	100,332	100,332
First Business Bank *	Wisconsin	0.75%	10/7/2016	249,500	249,500
First Capital Bank of Kentucky *	Kentucky	0.75%	10/7/2016	246,086	246,086
First Citizens Bank *	Iowa	0.90%	10/7/2016	245,181	245,181
First Citrus Bank *	Florida	0.60%	10/7/2016	246,331	246,331
First City Bank of Commerce *	Florida	0.75%	10/7/2016	246,786	246,786
First Foundation Bank *	California	0.80%	10/7/2016	246,239	246,239
First Internet Bank of Indiana *	Indiana	0.60%	10/7/2016	246,427	246,427
First Liberty Bank *	Oklahoma	0.90%	10/7/2016	245,180	245,180
First Security Bank *	Illinois	0.65%	10/7/2016	245,131	245,131
First State Bank *	Illinois	0.75%	10/7/2016	245,000	245,000
First State Bank Nebraska *	Nebraska	0.75%	10/7/2016	245,000	245,000
First Tennessee Bank, NA *	Tennessee	0.90%	10/7/2016	188,194	188,194
FirstBank Florida *	Florida	0.70%	10/7/2016	246,680	246,680
Flagler Bank *	Florida	0.70%	10/7/2016	246,665	246,665
Floridian Community Bank *	Florida	0.60%	10/7/2016	246,414	246,414
FNCB Bank *	Pennsylvania	0.90%	10/7/2016	245,181	245,181
Freedom Bank *	Florida	0.50%	10/7/2016	245,595	245,595
Frontier Bank *	Nebraska	0.90%	10/7/2016	90	90
Frontier Bank *	Nebraska	0.75%	10/7/2016	245,000	245,000
Glacier Bank *	Montana	0.90%	10/7/2016	245,181	245,181
Great Midwest Bank *	Wisconsin	0.50%	10/7/2016	245,451	245,451
Guaranty Bank *	Missouri	0.65%	10/7/2016	245,131	245,131
Illinois Bank & Trust *	Illinois	0.65%	10/7/2016	3,493	3,493
Independence Bank *	Montana	0.75%	10/7/2016	245,707	245,707
Independent Bank *	Texas	0.90%	10/7/2016	245,181	245,181
International Finance *	Florida	0.70%	10/7/2016	246,656	246,656
Jefferson Bank of Florida *	Florida	0.75%	10/7/2016	148,324	148,324
Kennebec Federal Savings and Loan Association of Waterville *	Maine	0.55%	10/7/2016	245,654	245,654
LegacyTexas Bank *	Texas	0.75%	10/7/2016	245,000	245,000
Legends Bank *	Tennessee	0.65%	10/7/2016	245,131	245,131
Machias Savings Bank *	Maine	0.75%	10/7/2016	249,500	249,500
MB Financial Bank, N.A. *	Illinois	0.90%	10/7/2016	245,181	245,181

Merchants Bank *	Vermont	0.75%	10/7/2016	245,000	245,000
Merrick Bank *	Utah	0.75%	10/7/2016	26,968	26,968
Metropolitan Commercial Bank *	New York	0.65%	10/1/2016	248,274	248,274
MuualBank *	Indiana	0.90%	10/7/2016	245,181	245,181
Native American Bank *	Colorado	0.70%	10/7/2016	245,984	245,984
New Mexico Bank & Trust *	New Mexico	0.65%	10/7/2016	61	61
New York Community Bank *	New York	0.75%	10/7/2016	249,500	249,500
NexBank, SSB *	Texas	0.75%	10/7/2016	246,326	246,326
NorthStar Bank *	Iowa	0.50%	10/7/2016	245,498	245,498
Oakstar Bank *	Missouri	0.75%	10/7/2016	245,000	245,000
Ocean Bank *	Florida	0.45%	10/7/2016	245,991	245,991
Oklahoma State Bank *	Oklahoma	0.75%	10/7/2016	245,792	245,792
One United Bank *	Massachusetts	0.50%	10/7/2016	245,512	245,512
Pacific National Bank *	Florida	1.00%	10/7/2016	247,368	247,368
PanAmerican Bank *	California	0.80%	10/7/2016	246,908	246,908
PeaPack Gladstone Bank *	New Jersey	0.50%	10/7/2016	245,489	245,489
Post Oak Bank *	Texas	0.60%	10/7/2016	245,965	245,965
Professional Bank *	Florida	0.90%	10/7/2016	247,170	247,170
Quantum National Bank *	Georgia	0.50%	10/7/2016	246,188	246,188
Redding Bank of Commerce *	California	0.65%	10/7/2016	245,097	245,097
Reliant Bank *	Tennessee	0.75%	10/7/2016	245,000	245,000
Relyance Bank *	Arkansas	0.90%	10/7/2016	245,181	245,181
Renasant Bank *	Mississippi	0.75%	10/7/2016	249,500	249,500
River Cities Bank *	Missouri	0.50%	10/7/2016	246,235	246,235
RiverBend Bank *	Texas	0.65%	10/7/2016	246,183	246,183
Sabadell United Bank, N.A. *	Florida	0.55%	10/7/2016	245,784	245,784
Santander Bank N.A.*	Delaware	0.50%	10/7/2016	246,140	246,140
Seaside National Bank & Trust *	Florida	0.90%	10/7/2016	245,160	245,160
South State Bank *	South Carolina	0.90%	10/7/2016	245,181	245,181
SouthEast Bank *	Tennessee	0.65%	10/7/2016	245,131	245,131
Southwest Capital Bank *	New Mexico	0.90%	10/7/2016	245,181	245,181
St. Louis Bank *	Missouri	0.90%	10/7/2016	77	77
Stonegate #2 *	Florida	0.60%	10/7/2016	45	45
Stonegate Bank *	Florida	0.90%	10/1/2016	246,781	246,781
Talmer Bank & Trust *	Michigan	0.75%	10/7/2016	249,500	249,500
TD Bank *	Delaware	0.10%	10/7/2016	10,031	10,031
The Bank of Delmarva *	Delaware	0.50%	10/7/2016	245,507	245,507
The Bank of Tioga *	North Dakota	0.90%	10/7/2016	245,181	245,181
The Bryn Mawr Trust Co. *	Pennsylvania	0.65%	10/7/2016	58,477	58,477
The Bryn Mawr Trust Co. *	Pennsylvania	0.75%	10/7/2016	9	9
The Business Bank of Saint Lou *	Missouri	0.75%	10/7/2016	42,511	42,511
The Business Bank of Saint Lou *	Missouri	0.75%	10/7/2016	245,000	245,000
The First National Bank - Fox *	Wisconsin	0.75%	10/7/2016	245,000	245,000
The Foothills Bank *	Arizona	0.65%	10/7/2016	243,032	243,032
The Washington Trust Co. *	Rhode Island	0.75%	10/7/2016	249,500	249,500
Total Bank *	Florida	0.60%	10/7/2016	245,650	245,650

TriState Capital Bank *	Pennsylvania	0.90%	10/7/2016	245,099	245,099
TriState Capital Bank *	Pennsylvania	0.65%	10/7/2016	5	5
Union Bank & Trust *	Nebraska	0.90%	10/7/2016	191,939	191,939
Union Bank & Trust *	Nebraska	0.75%	10/7/2016	53,238	53,238
Union Bank & Trust *	Nebraska	0.65%	10/7/2016	1	1
Washington Financial Bank *	Pennsylvania	0.75%	10/7/2016	249,500	249,500
Washington Savings *	Illinois	0.55%	10/7/2016	145,535	145,535
Waterford Bank, N.A. *	Ohio	0.90%	10/7/2016	245,181	245,181
Westfield Bank, FSB *	Ohio	0.65%	10/7/2016	245,131	245,131
Wolverine Bank *	Michigan	0.25%	10/7/2016	5,971	5,971
Xenith Bank *	Virginia	0.90%	10/7/2016	27	27
Xenith Bank *	Virginia	0.65%	10/7/2016	3	3
TOTAL FOR BANK DEPOSITS (Cost $28,318,722) - 94.05%					$28,318,721

CERTIFICATE OF DEPOSITS - 3.28%
BAC Florida Bank *	Florida	1.02%	4/1/2017	$ 245,981	246,438
Banco do Brasil Americas *	Florida	1.34%	12/24/2016	246,146	247,204
Currie State Bank *	Minnesota	0.75%	2/5/2017	245,397	246,064
Randolph Savings Bank *	Massachusetts	1.09%	1/15/2017	245,949	246,688
TOTAL FOR CERTIFICATE OF DEPOSITS (Cost $988,233) - 3.28%					$ 986,394

SHORT TERM INVESTMENT - 2.65%
Fidelity Institutional Treasury Money Market Fund - Class I 0.01%		0.35%	10/1/2016	$ 797,214	$ 797,214
TOTAL FOR SHORT TERM INVESTMENT (Cost $797,214) - 2.65%					$ 797,214

TOTAL INVESTMENTS (Cost $30,104,169) ** - 99.97%					$30,102,329

OTHER ASSETS LESS LIABILITIES, NET - 0.03%					8,454

NET ASSETS - 100.00%					$30,110,783

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

** At September 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $30,104,169, amounted to $480, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $480.

NOTES TO FINANCIAL STATEMENTS
TCG Primary Liquidity Money Market Fund
1. SECURITY TRANSACTIONS

At September 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $30,104,169, amounted to $480, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $480.

2. SECURITY VALUATION

For valuing securities in calculating NAV, the Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the NAV per Share of the Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of the Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from  the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by the Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event the Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires the Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Bank Deposits	$ 28,318,721	$0	$0	$28,318,721
Certificate of Deposits	$ 986,394	$0	$0	$ 986,394
Short Term Investments	$ 797,214	$0	$0	$ 797,214
Total	$ 30,102,329	$0	$0	$30,102,329

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust VI

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: November 29, 2016

By /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date: November 29, 2016